TRADE RECEIVABLES AND OTHER CURRENT ASSETS (Details 2) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Allowance For impairment of accounts receivable, beginning	€ 99	€ 34
Allowance For impairment of accounts receivable Additions		68
Allowance For impairment of accounts receivable reversal
Allowance For impairment of accounts receivable, ending	€ 99	€ 102